CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

This Report relates to the Due Period ending July 28, 2009 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........             8.15%

       Yield Component  ...................................            18.18%

       Discount Component (1)..............................             2.12%

       Credit Loss Component  .............................            10.03%

2. New Purchase Rate  .....................................            20.36%

3. Total Payment Rate  ....................................            19.87%

4. Principal Payment  Rate  ................................           18.87%

5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  76,536,670,128

     Principal Receivables Average  ......................  $  76,196,246,194

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  76,437,817,723

     Finance Charge Receivables - End of Due Period  .....  $     817,678,742

     Discount Receivables - End of Due Period  ...........  $     772,509,957

     Total Finance Charge Receivables - End of Due Period.  $   1,590,188,699

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  70,985,911,915
         5-34 days delinquent  ...........................  $   2,630,104,151
        35-64 days delinquent  ...........................  $   1,113,022,682
        65-94 days delinquent  ...........................  $     863,638,423
       95-124 days delinquent  ...........................  $     780,445,784
      125-154 days delinquent  ...........................  $     748,252,282
      155-184 days delinquent  ...........................  $     782,974,359

      Current  ...........................................             91.11%
         5-34 days delinquent  ...........................              3.38%
        35-64 days delinquent  ...........................              1.43%
        65-94 days delinquent  ...........................              1.11%
       95-124 days delinquent  ...........................              1.00%
      125-154 days delinquent  ...........................              0.96%
      155-184 days delinquent  ...........................              1.01%

(1) The Principal Receivable Discount Percentage for this Due Period is 1%.

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                              8.15%              8.15%
  2. Weighted Average Interest Rate (2)                           2.12%              2.12%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.03%              0.03%
  4. Surplus Finance Charge Collections                           5.63%              5.63%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  5.28%              5.28%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      5.63%              5.63%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $13,673,508,154                  $13,673,508,154
         Principal Collections                         $12,571,674,501                  $12,571,674,501
         Finance Charge Collections                    $ 1,101,833,653                  $ 1,101,833,653
         Discount Component/Collections                $   127,385,834                  $   127,385,834
  2. Investor Default Amount                           $   604,159,730                  $   604,159,730
  3. Targeted Deposit to Interest Funding Account (3)  $   126,052,042                  $   126,052,042
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    20,539,394                  $    20,539,394
         Others                                        $     1,925,444                  $     1,925,444
  5. Surplus Finance Charge Collections                $   349,157,043                  $   349,157,043
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   349,157,043                  $   349,157,043
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period. All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from June 26, 2009 to July 28, 2009, 33 days, or July 2 , 2009 to August 2 , 2009, 32 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

C2. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $2,965,866,249
   2. Required Subordinated Amount as of the end of the Due Period**  $2,965,866,249
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

     * The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-K filed with the SEC on May 5, 2009 by Citibank Credit Card Issuance Trust.

     ** The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 4.45230% of the Invested Amount of the Collateral Certificate.

     *** This amount is included in Finance Charge Collections for the Collateral Certificate. See Section C1, line item 1 on Preceding Page.
                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $59,230,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $48,230,249,918
       For Class 2001-A3 (Dakota) ...............................   $11,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,946,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,438,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    91,076,727
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    15,221,287
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    19,754,027
  3a.  Balance in the Class A Interest Funding Account  .........   $   230,258,048
  3b   Balance in the Class B Interest Funding Account  .........   $    19,387,954
  3c   Balance in the Class C Interest Funding Account  .........   $    35,112,308
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,885,572,445
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,847,428,319
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 3,927,999,902
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   509,888,500
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           4.63535%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           0.00000%

  -----------------------------------------------------------------------------
     (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending July 28, 2009, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $   66,855,211
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $   13,435,510
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $   22,793,558
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $            0
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   66,855,211
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $   13,435,510
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   22,793,558
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending July 28, 2009 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   the         the        In Interest Sub-Account  On Payment
                  Amount                      Interest    Interest   Funding     Balance(2)   Date(3)
                                              Funding     Funding    Sub-Account
                                              Account(1)  Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2001-A3     11,000,000,000           0  11,189,286  11,189,286           0           0  11,189,286
Class 2001-A4      1,108,750,000           0     722,083     722,083           0     722,083           0
Class 2001-A7        420,000,000           0     391,980     391,980           0           0   1,116,549
Class 2002-A10     1,000,000,000           0     462,847     462,847           0           0     462,847
Class 2002-A4        750,000,000           0     356,016     356,016           0           0     356,016
Class 2002-A8      1,000,000,000           0     423,021     423,021           0           0     423,021
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0           0  12,162,500
Class 2003-A10       500,000,000           0     218,356     218,356           0   3,958,333           0
Class 2003-A7        650,000,000           0     321,141     321,141           0   2,247,917           0
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0   2,500,000           0
Class 2004-A2      1,480,000,000           0   1,014,088   1,014,088           0           0   2,944,127
Class 2004-A5        473,410,131           0     214,297     214,297           0     214,297           0
Class 2004-A6        394,508,442           0     194,164     194,164           0     194,164           0
Class 2004-A7      1,200,000,000           0     776,292     776,292           0           0   2,253,750
Class 2004-A8        750,000,000           0     289,527     289,527           0   6,125,000           0
Class 2004-B2        250,000,000           0     133,741     133,741           0           0     133,741
Class 2004-C1        225,000,000           0     193,489     193,489           0           0     193,489
Class 2005-A1        338,581,344           0     207,407     207,407           0           0     583,333
Class 2005-A2        875,000,000           0     312,314     312,314           0  17,682,292           0
Class 2005-A3      1,375,000,000           0     420,330     420,330           0           0     420,330
Class 2005-A4        300,000,000           0      95,260      95,260           0   2,200,000           0
Class 2005-A5        200,000,000           0      67,468      67,468           0   1,516,667           0
Class 2005-A6      1,500,000,000           0     734,635     734,635           0     734,635           0
Class 2005-A7        750,000,000           0     194,880     194,880           0  11,875,000           0
Class 2005-A8        875,000,000           0     270,308     270,308           0           0     270,308
Class 2005-A9        500,000,000           0     180,338     180,338           0   6,375,000           0
Class 2005-C1         75,000,000           0     343,750     343,750           0   1,718,750           0
Class 2005-C2        175,000,000           0     113,774     113,774           0           0     113,774
Class 2005-C3        375,000,000           0     239,982     239,982           0           0     239,982
Class 2005-C6        175,000,000           0      99,158      99,158           0           0      99,158
Class 2006-A1        700,000,000           0     618,601     618,601           0           0   1,835,847
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0  16,562,500           0
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0  17,712,500           0
Class 2006-A6      2,000,000,000           0     508,056     508,056           0           0     508,056
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0   1,206,415           0
Class 2006-A8      1,000,000,000           0   4,171,667   4,171,667           0     503,598           0
Class 2006-C1        500,000,000           0     296,545     296,545           0           0     296,545
Class 2006-C2        200,000,000           0     950,000     950,000           0   2,850,000           0
Class 2006-C3        250,000,000           0     129,436     129,436           0           0     129,436
Class 2006-C4        500,000,000           0   2,151,563   2,151,563           0           0     224,427
Class 2007-A1      2,000,000,000           0   8,068,333   8,068,333           0   2,095,625           0
Class 2007-A10     1,100,000,000           0     710,417     710,417           0           0     710,417
Class 2007-A11     1,200,000,000           0     878,333     878,333           0           0     878,333
Class 2007-A2      1,750,000,000           0   1,118,906   1,118,906           0           0   3,320,625
Class 2007-A3        665,000,000           0     354,613     354,613           0   6,816,250           0
Class 2007-A4        225,000,000           0     181,372     181,372           0     346,256           0
Class 2007-A5        750,000,000           0   3,437,500   3,437,500           0   6,875,000           0
Class 2007-A6      1,000,000,000           0   4,507,917   4,507,917           0     416,667           0
Class 2007-A7      3,250,000,000           0   1,787,613   1,787,613           0           0   1,787,613
Class 2007-A8      1,750,000,000           0   8,239,583   8,239,583           0  41,197,917           0
Class 2007-A9        500,000,000           0     330,451     330,451           0           0     330,451
Class 2007-B1        200,000,000           0     119,111     119,111           0     119,111           0
Class 2007-B2        200,000,000           0     833,333     833,333           0   3,333,333           0
Class 2007-B5        800,000,000           0     634,639     634,639           0           0     634,639
Class 2007-B6        200,000,000           0     833,333     833,333           0   2,500,000           0
Class 2008-A1        900,000,000           0   4,012,500   4,012,500           0           0  24,075,000
Class 2008-A2      1,850,000,000           0   2,359,778   2,359,778           0           0   2,359,778
Class 2008-A4        500,000,000           0   1,199,496   1,199,496           0           0   1,199,496
Class 2008-A5        500,000,000           0   2,020,833   2,020,833           0   8,083,333           0
Class 2008-A6      1,150,000,000           0   1,474,276   1,474,276           0           0   1,474,276
Class 2008-A7        450,000,000           0     644,703     644,703           0           0     644,703
Class 2008-B1        175,000,000           0     545,117     545,117           0           0     545,117
Class 2008-C10        13,000,000           0     213,128     213,128           0           0     213,128
Class 2008-C6        500,000,000           0   2,625,000   2,625,000           0   5,250,000           0
Class 2008-C7         58,000,000           0     267,861     267,861           0           0     267,861
Class 2008-C8        200,000,000           0   1,642,785   1,642,785           0           0   1,642,785
Class 2008-C9        136,000,000           0   1,526,983   1,526,983           0           0   1,526,983
Class 2009-A1      3,000,000,000           0   5,604,858   5,604,858           0           0   5,604,858
Class 2009-A2      1,250,000,000           0   2,106,191   2,106,191           0           0   2,106,191
Class 2009-A3        600,000,000           0   1,350,000   1,350,000           0   2,610,000           0
Class 2009-A4        650,000,000           0   2,654,167   2,654,167           0   5,131,389           0
Class 2009-B1        700,000,000           0   8,587,836   8,587,836           0           0   8,587,836
Class 2009-B2        185,000,000           0   2,423,029   2,423,029           0           0   2,423,029
Class 2009-B3         86,000,000           0     539,772     539,772           0           0     539,772
Class 2009-B4        138,000,000           0     539,355     539,355           0           0     539,355
Class 2009-B5         12,000,000           0      32,020      32,020           0           0      32,020
Class 2009-C1        250,000,000           0   4,821,238   4,821,238           0           0   4,821,238
Class 2009-C2        140,000,000           0     773,816     773,816           0           0     773,816
Class 2009-C3         16,000,000           0      88,436      88,436           0           0      88,436
Total             66,614,249,918           0 126,052,042 126,052,042           0 181,674,031 103,084,279

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                               (3)      Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 15 - 17     1.01813    1,116,549.23 No   08/15/2011 08/15/2013
Class 2002-A10  1,000,000,000 Floating Monthly                  17 17 - 17     0.53750      462,847.22 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 7  - 7      0.55125      356,015.63 No   06/09/2014 06/07/2016
Class 2002-A8   1,000,000,000 Floating Monthly                   7 7  - 7      0.49125      423,020.83 No   11/09/2009 11/07/2011
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 15 - 17     6.95000   12,162,499.98 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 7  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 24 - 24     0.75125    2,253,750.00 No   11/25/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B2     250,000,000 Floating Monthly                   7 7  - 7      0.62125      133,741.32 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 15 - 17     0.93813      193,489.31 No   07/15/2011 07/15/2013
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 24 - 24     0.35500      420,329.86 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A6   1,500,000,000 Floating Jan, Apr, Jul, Oct        7 7  - 7      0.56875            0.00 No   10/07/2009 10/07/2011
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 20 - 20     0.35875      270,308.16 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 24 - 24     0.75500      113,774.31 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 15 - 17     0.69813      239,982.19 No   07/16/2012 07/15/2014
Class 2005-C6     175,000,000 Floating Monthly                  15 15 - 17     0.61813       99,158.35 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 7  - 7      1.02625    1,835,847.22 No   02/07/2013 02/09/2015
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 15 - 17     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 10     5.45000            0.00 No   05/10/2011 05/10/2013
Class 2006-A6   2,000,000,000 Floating Monthly                  24 24 - 24     0.29500      508,055.56 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 17     0.68938            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 15 - 17     0.54938            0.00 Yes  12/15/2016 12/17/2018
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 20     0.68875      296,545.14 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 15 - 17     5.70000            0.00 No   05/16/2011 05/15/2013
Class 2006-C4     500,000,000 Floating Monthly                   7 7  - 7      0.52125      224,427.08 Yes  01/07/2010 01/09/2012
Class 2007-A1   2,000,000,000 Floating Mar, Jun, Sep, Dec       22 22 - 24     0.59875            0.00 Yes  03/22/2010 03/22/2012
Class 2007-A10  1,100,000,000 Floating Monthly                  10 10 - 10     0.75000      710,416.67 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000 Floating Monthly                  10 10 - 10     0.85000      878,333.33 No   01/12/2015 01/10/2017
Class 2007-A2   1,750,000,000 Floating Feb, May, Aug, Nov       21 21 - 21     0.74250    3,320,625.00 No   05/21/2010 05/21/2012
Class 2007-A3     665,000,000 Fixed    Jun, Dec                 15 15 - 17     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000 Floating Sep, Dec, Mar, Jun       15 15 - 17     0.87938            0.00 No   06/15/2037 06/15/2039
Class 2007-A5     750,000,000 Fixed    Jun, Dec                 22 22 - 24     5.50000            0.00 No   06/22/2010 06/22/2012
Class 2007-A6   1,000,000,000 Floating Oct, Jan Apr, Jul        12 13 - 12     0.50000            0.00 Yes  07/12/2010 07/12/2012
Class 2007-A7   3,250,000,000 Floating Monthly                  20 20 - 20     0.63875    1,787,612.85 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000 Floating Monthly                  17 17 - 17     0.76750      330,451.39 No   10/17/2017 10/17/2019
Class 2007-B1     200,000,000 Floating Apr, Jul, Oct, Jan        2 2  - 3      0.67000            0.00 No   04/02/2010 04/02/2012
Class 2007-B2     200,000,000 Fixed    Apr, Oct                  2 2  - 3      5.00000            0.00 No   04/02/2010 04/02/2012
Class 2007-B5     800,000,000 Floating Monthly                   7 7  - 7      0.92125      634,638.89 No   11/07/2012 11/07/2014
Class 2007-B6     200,000,000 Fixed    May, November             8 8  - 10     5.00000            0.00 No   11/08/2010 11/08/2012
Class 2008-A1     900,000,000 Fixed    Feb, Aug                  7 7  - 7      5.35000   24,075,000.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000 Floating Monthly                  23 23 - 24     1.43500    2,359,777.78 No   01/23/2018 01/23/2020
Class 2008-A5     500,000,000 Fixed    Apr, Oct                 22 22 - 24     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000 Floating Monthly                  20 20 - 20     1.48875    1,474,276.04 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000 Floating Monthly                  20 20 - 20     1.66375      644,703.13 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000 Fixed    June, December           20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Class 2009-A1   3,000,000,000 Floating Monthly                  15 15 - 17     2.03813    5,604,857.50 No   03/15/2012 03/17/2014
Class 2009-A2   1,250,000,000 Floating Monthly                  15 15 - 17     1.83813    2,106,190.63 No   05/15/2012 05/15/2014
Class 2009-A3     600,000,000 Fixed    Jun, Dec                 23 23 - 24     2.70000            0.00 No   06/23/2011 06/24/2013
Class 2009-A4     650,000,000 Fixed    Jun, Dec                 23 23 - 24     4.90000            0.00 No   06/23/2014 06/23/2016
Total          48,960,000,000                                                            65,037,224.60
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.


2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      5.12%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2001-A3               0   509,888,500
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A10     29,914,550    39,886,050
Class 2003-A7      38,888,915    51,851,865
Class 2004-A2      88,547,068   118,062,708
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A1     119,658,200   159,544,200
Class 2007-A10     65,812,010    87,749,310
Class 2007-A11     71,794,920    95,726,520
Class 2007-A2     104,700,925   139,601,175
Class 2007-A3      39,786,352    53,048,447
Class 2007-A4      13,461,548    17,948,723
Class 2007-A5      44,871,825    59,829,075
Class 2007-A6      59,829,100    79,772,100
Class 2007-A7     194,444,575   259,259,325
Class 2007-A8     104,700,925   139,601,175
Class 2007-A9      29,914,550    39,886,050
Class 2008-A1      53,846,190    71,794,890
Class 2008-A2     110,683,835   147,578,385
Class 2008-A4      29,914,550    39,886,050
Class 2008-A5      29,914,550    39,886,050
Class 2008-A6      68,803,465    91,737,915
Class 2008-A7      26,923,095    35,897,445
Class 2009-A1     179,487,300   239,316,300
Class 2009-A2      74,786,375    99,715,125
Class 2009-A3      35,897,460    47,863,260
Class 2009-A4      38,888,915    51,851,865
Total           2,885,572,445 4,357,316,819

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending July 28, 2009
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2004-B2               333,333,325
Class 2007-B1               266,666,660
Class 2007-B2               266,666,660
Class 2007-B5             1,066,666,640
Class 2007-B6               266,666,660
Class 2008-B1               233,333,328
Class 2009-B1               933,333,310
Class 2009-B2               246,666,661
Class 2009-B3               114,666,664
Class 2009-B4               183,999,995
Class 2009-B5                16,000,000
Total                     3,927,999,902


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             5.46%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 17 day of August, 2009.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Donald Marmo
                                    ____________________________________
                                     Name:   Donald Marmo
                                     Title:  Authorized Representative